Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
NOTE D - Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. Any unallocated assets of the Plan shall be allocated to participant accounts and distributed in such a manner as determined by the Company.